INCOME TAX AND DEFERRED TAX, Analysis of Deferred Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets [Abstract]
Deferred tax assets to be recovered after more than 12 months	$ 276,751	$ 375,430
Deferred tax assets to be recovered after less than 12 months	26,880	12,184
Deferred tax liabilities [Abstract]
Deferred tax liabilities to be recovered after more than 12 months	(522,764)	(791,823)
Deferred tax liabilities to be recovered after less than 12 months	(53,729)	(12,507)
Deferred tax liabilities, net	$ (272,862)	$ (416,716)